CAPITAL AND FINANCIAL RISK MANAGEMENT - Currency risk management (Details) $ in Millions	Dec. 31, 2017 USD ($)
Currency risk
Capital and financial risk management
Percentage of strengthening in U.S. dollar	10.00%
Percentage of weakening in U.S. dollar	10.00%
Currency risk | Canadian dollars
Capital and financial risk management
Foreign currency net working capital	$ (24.5)
Currency risk | Brazilian reais
Capital and financial risk management
Foreign currency net working capital	(37.2)
Currency risk | Chilean pesos
Capital and financial risk management
Foreign currency net working capital	(15.5)
Currency risk | Russian roubles
Capital and financial risk management
Foreign currency net working capital	14.9
Currency risk | Euros
Capital and financial risk management
Foreign currency net working capital	(3.1)
Currency risk | Mauritanian ouguiya
Capital and financial risk management
Foreign currency net working capital	(21.8)
Currency risk | Ghanaian cedi
Capital and financial risk management
Foreign currency net working capital	12.9
Currency risk | Other
Capital and financial risk management
Foreign currency net working capital	(0.8)
10% strengthening in U.S. dollar | Canadian dollars
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	2.2
10% strengthening in U.S. dollar | Brazilian reais
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	3.4
10% strengthening in U.S. dollar | Chilean pesos
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	1.4
10% strengthening in U.S. dollar | Russian roubles
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	(1.4)
10% strengthening in U.S. dollar | Euros
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	0.3
10% strengthening in U.S. dollar | Mauritanian ouguiya
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	2.0
10% strengthening in U.S. dollar | Ghanaian cedi
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	(1.2)
10% strengthening in U.S. dollar | Other
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	0.1
10% weakening in U.S. dollar | Canadian dollars
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(2.7)
10% weakening in U.S. dollar | Brazilian reais
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(4.1)
10% weakening in U.S. dollar | Chilean pesos
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(1.7)
10% weakening in U.S. dollar | Russian roubles
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	1.7
10% weakening in U.S. dollar | Euros
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(0.3)
10% weakening in U.S. dollar | Mauritanian ouguiya
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(2.4)
10% weakening in U.S. dollar | Ghanaian cedi
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	1.4
10% weakening in U.S. dollar | Other
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	$ (0.1)